Shareholder Report, Line Graph (Details) - USD ($)		8 Months Ended
	Dec. 18, 2023	Aug. 31, 2024
C000247025
Account Value [Line Items]
Line Graph and Table Measure Name		Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares
Account Value	$ 10,000	$ 10,940
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 12,032